Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax [line items]
Current tax liability	£ 125		£ 84	£ 55
Provisions for tax uncertainties	104		104	152
2017 and earlier [member]
Income tax [line items]
Provisions for tax uncertainties	104					£ 80
2018 tax year [member]
Income tax [line items]
Provisions for tax uncertainties					£ 3
2019 tax year [member]
Income tax [line items]
Provisions for tax uncertainties				£ 13
2020 tax year [member]
Income tax [line items]
Provisions for tax uncertainties			£ 6
2021 tax year [member]
Income tax [line items]
Provisions for tax uncertainties		£ 2
Amount of Liabilities decrease	£ 70